Segment Reporting - Summary of Reconciliation of Segment's Performance Measure to Profit Presented in Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Profit for the period	$ 108,697	$ 77,853	$ 28,187
Income tax expense	11,586	7,647	3,231
Inflation adjustment	1,037	334	(38)
Finance income	(18,078)	(2,540)	(502)
Finance costs	24,668	544	67
Other operating (gain) / loss	697	(2,896)	2,896
Impairment loss/(gain) on financial assets	5,534	33	(808)
Depreciation and amortization	8,147	4,747	992
Secondary offering expenses	89	5,158	453
Transaction costs		687	158
Other non-recurring costs	2,014
Share-based payment non-cash charges, net of forfeitures	8,684	7,590	7,295
Adjusted EBITDA	153,075	99,157	41,931
Revenues	$ 418,925	$ 244,120	$ 104,143
Adjusted EBITDA Margin	36.50%	40.60%	40.30%
Profit Margin	25.90%	31.90%	27.10%